Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of concentration of customers and suppliers
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,
	2022	2023
Customer A, a third party	48.9%	42.0%
Customer B, a third party	30.4%	Less than 10.0%
Customer C, a third party	Less than 10.0%	28.6%
Customer D, a third party	Less than 10.0%	15.1%
Customers contributed more than 10.0% of total revenues are as follows:

	Year Ended December 31,
	2021	2022	2023
Geely Group and its subsidiaries	70.4%	67.0%	78.9%
Customer A, a third party	Less than 10.0%	12.6%	Less than 10.0%
Customer B, a third party	Less than 10.0%	12.5%	Less than 10.0%
The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,
	2022	2023
Supplier A, a third party	19.1%	12.7%
Supplier B, a third party	19.0%	16.0%
Supplier C, a third party	10.9%	23.1%
Suppliers accounting for more than 10.0% of total purchases are as follows:

	Year Ended December 31,
	2021	2022	2023
Supplier D, a third party	23.6%	Less than 10.0%	Less than 10.0%
Supplier B, a third party	Less than 10.0%	17.4%	20.4%
Supplier A, a third party	Less than 10.0%	12.7%	12.2%
Supplier C, a third party	Less than 10.0%	Less than 10.0%	15.5%